Average Annual Total Returns - Aggressive Growth Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 1 Year	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 5 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 10 Years
Total	41.82%	17.82%	14.68%	41.76%	15.11%	12.40%	24.80%	13.60%	11.48%	41.84%	17.84%	14.87%	38.49%	21.00%	17.21%	38.60%	19.53%	15.79%